Mortgage Notes Payable, Net (Narrative) (Details)					12 Months Ended
	Dec. 16, 2020 USD ($)	Dec. 20, 2019 USD ($) property	Dec. 19, 2019 USD ($) property	Apr. 10, 2018 USD ($) property	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) instrument	Dec. 31, 2018 USD ($)	Dec. 31, 2020	Dec. 31, 2020 property	Dec. 31, 2020 instrument	Dec. 31, 2020 encumbered_property	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Outstanding loan amount					$ 1,229,210,000
Repayments of credit facility borrowings					26,091,000	$ 368,300,000	$ 80,000,000
Number of real estate properties									193		110
Mortgage Notes Payable
Debt Instrument [Line Items]
Real estate investments pledged as collateral					860,000,000.0
Outstanding loan amount					$ 550,361,000	537,533,000
Encumbered properties | property									68
Mortgage Notes Payable | MOB Loan
Debt Instrument [Line Items]
Outstanding loan amount		$ 378,500,000	$ 242,000,000.0									$ 250,000,000.0
Encumbered properties | property		41	31
Fixed rate								3.66%
Prepayment penalty, initial twelve months					3.00%
Prepayment penalty, year two					2.00%
Prepayment penalty, year three					1.00%
Prepayment percent of principal amount					110.00%
Principal amount outstanding limitation to release or replace properties		$ 283,900,000
Unamortized fees						$ 3,000,000.0
Mortgage Notes Payable | MOB Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate		2.00%	2.50%
Mortgage Notes Payable | Multi-Property CMBS Loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 118,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of credit facility borrowings	$ 17,600,000
Revolving Credit Facility | MOB Loan
Debt Instrument [Line Items]
Repayments of credit facility borrowings		$ 61,500,000
Revolving Credit Facility | Mortgage Notes Payable | MOB Loan
Debt Instrument [Line Items]
Proceeds from loans		127,700,000
Repayments of credit facility borrowings		$ 63,500,000
Number of real estate properties | property		12
Number of real estate properties, released or replaced | property									25
Revolving Credit Facility | Mortgage Notes Payable | Multi-Property CMBS Loan
Debt Instrument [Line Items]
Proceeds from loans				33,000,000.0
Repayments of credit facility borrowings				$ 80,000,000.0
Number of real estate properties | property				14
Payments for deposits				$ 3,800,000
Medical Office Buildings | Mortgage Notes Payable | MOB Loan
Debt Instrument [Line Items]
Encumbered properties | property		29
Unencumbered properties | property		10
Triple-net leased healthcare facilities | Mortgage Notes Payable | MOB Loan
Debt Instrument [Line Items]
Encumbered properties | property		2
Designated as Hedging Instrument | Interest rate swaps
Debt Instrument [Line Items]
Number of instruments terminated | instrument										2
Number of instruments | instrument						9				9
Designated as Hedging Instrument | Interest rate swaps | MOB Loan
Debt Instrument [Line Items]
Number of instruments | instrument										1